Annual Total Returns- Transamerica Inflation Opportunities (Retail Class) [BarChart] - Retail Class - Transamerica Inflation Opportunities - A	2015	2016	2017	2018	2019	2020
Total	(3.98%)	4.60%	3.80%	(2.35%)	8.66%	8.70%